RULE 497 (E)
                                                                       333-00373

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                       SUPPLEMENT DATED DECEMBER 17, 2004
                         TO PROSPECTUS DATED MAY 1, 2004

HIGHLIGHTS

Effective December 17, 2004, if you purchase a Contract in Arizona, Arkansas, California, Colorado, Florida, Indiana, Michigan, Missouri or Ohio (each a "Subscription Annuity State"), the following terms will apply:

(a) We will not charge a Mortality and Expense Risk Charge or Administrative Charge during the life of the Contract. The Total Separate Account Annual Expenses will be 0.00%.
(b) We will impose a subscription fee of $20 each month on the monthaversary of the issuance of your Contract. The subscription fee is for certain administrative expenses associated with the Contract and will be deducted from the Sub-Account with the largest balance.
(c)       There is no additional Contract Maintenance Charge.
(d) The Death Benefit Amount will be equal to your Contract Value on the Business Day We receive due proof of death and a payment election.
(e) Whether you purchase the Contract as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity
          (IRA),the minimum initial premium We will accept in Subscription Annuity States is $25,000.
(f) The Interest Adjustment Account is not available as an investment option.
(g) We require that there must be at least $15,000 left in your Contract after you make a partial withdrawal
(h) We reserve the right to impose minimum dollar amounts on transfers between Sub-Accounts.
(i) We reserve the right at any time to discontinue offering this Contract in one or more Subscription Annuity States.
(j) In addition to the $20 per month subscription fee, We receive revenue from the underlying Investment Portfolios and/or their affiliates for providing certain administrative services related to the Investment Portfolios and/or distribution services related to the Investment Portfolios and the Contract.


All other terms, conditions and rights described in the prospectus are unaffected.

The Current and Maximum Charge portion of the Fee Table on page 9 of the prospectus is amended in its entirety for Contracts issued in Subscription Annuity States to read as follows:


                                                                        CURRENT CHARGE             MAXIMUM CHARGE
Contract Maintenance Charge............................................      None                     None
Subscription Charge....................................................      $20 per month            $20 per month
Mortality and Expense Risk Charge......................................      0.00%                    0.00%
Administrative Charge..................................................      0.00%                    0.00%
Total Separate Account Charges.........................................      $20 per month            $20 per month


The Examples of Fees and Expenses on page 10 of the prospectus are amended in their entirety for Contracts issued in Subscription Annuity States to read as follows:

EXAMPLES OF FEES AND EXPENSES

         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, and Investment Portfolio fees and expenses.
         The Example assumes that you invest $10,000(1) in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming maximum Contract charges and maximum Investment Portfolio operating expenses:

         1 year            3 years          5 years           10 years
         $1,527            $4,126           $6,219            $9,837

(2) Assuming current Contract charges and maximum Investment Portfolio operating expenses:

         1 year            3 years          5 years           10 years
         $1,527            $4,126           $6,219            $9,837

(3) Assuming maximum Contract charges and minimum Investment Portfolio operating expenses:

         1 year            3 years          5 years           10 years
         $49               $153             $267              $600

(4) Assuming current Contract charges and minimum Investment Portfolio operating expenses:

         1 year            3 years          5 years           10 years
         $49               $153             $267              $600

THIS SUPPLEMENT SUPERSEDES ANY INCONSISTENT DESCRIPTIONS IN YOUR PROSPECTUS. IN PARTICULAR, THE INTEREST ADJUSTMENT ACCOUNT IS NOT AVAILABLE AS AN INVESTMENT OPTION UNDER THIS CONTRACT AND THE DEATH BENEFIT AMOUNT WILL BE EQUAL TO YOUR CONTRACT VALUE ON THE BUSINESS DAY WE RECEIVE DUE PROOF OF DEATH AND A PAYMENT ELECTION.

READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-12.04












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(1)  This example assumes a $10,000 investment. The minimum initial purchase payment we will accept in a Subscription Annuity State is $25,000.